Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Disclosure of Long Lived Assets Held-for-sale	Assets held for sale consist of the following for the years ended December 31 (in thousands):

	2013	2012
Oneida, New York office building	$2,000	$2,324

Property, Plant and Equipment
For financial reporting purposes, depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings and improvements	20 to 50 years
Machinery and equipment	3 to 20 years
Computer hardware and software	3 to 10 years
Tools and dies	3 to 8 years
Office furniture and fixtures	2 to 5 years
Vehicles	3 to 5 years